INCOME TAXES - Additional details (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Valuation allowance	$ 4,539,137	$ 3,102,399
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 4,539,137	$ 3,102,399